Employee Benefits - Disclosure of Permanent Employees and Aggregate Earnings of Employees (Details) R in Millions	12 Months Ended
	Jun. 30, 2020 ZAR (R) employee	Jun. 30, 2019 ZAR (R) employee
Disclosure of geographical areas [line items]
Total number of permanent employees | employee	33,093	32,837
Salaries and wages and other benefits (excluding share-based payments) | R	R 10,540	R 10,623
Retirement benefit costs | R	842	766
Medical aid contributions | R	276	259
Total aggregated earnings | R	R 11,658	R 11,648
South African operations
Disclosure of geographical areas [line items]
Total number of permanent employees | employee	31,504	31,199
International operations
Disclosure of geographical areas [line items]
Total number of permanent employees | employee	1,589	1,638
Wafi-Golpu Joint Operation
Disclosure of geographical areas [line items]
Total number of permanent employees | employee	81	194